Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes Tables [Abstract]
U.S. and foreign components of earnings (loss) from continuing operations before income taxes and equity in loss of investee companies [Table Text Block]
Year Ended December 31,	2013	2012	2011
United States	$2,283	$2,030	$1,695
Foreign	382	327	288
Total	$2,665	$2,357	$1,983

Income tax provision components [Table Text Block]
Year Ended December 31,	2013	2012	2011
Current:
Federal	$310	$236	$164
State and local	74	61	43
Foreign	61	62	52
	445	359	259
Deferred	433	453	422
Provision for income taxes	$878	$812	$681

Reconciliation to U.S. federal statutory income tax rate [Table Text Block]
Year Ended December 31,	2013	2012	2011
Taxes on income at U.S. federal statutory rate	$933	$825	$694
State and local taxes, net of federal tax benefit	101	84	73
Effect of foreign operations	(92)	(67)	(63)
Audit settlements, net	(17)	(3)	(10)
Other, net (a)	(47)	(27)	(13)
Provision for income taxes	$878	$812	$681

       (a) Primarily reflects the Company's domestic production deduction.

Components of deferred income tax assets and liabilities [Table Text Block]
At December 31,	2013	2012
Deferred income tax assets:
Provision for expenses and losses	$700	$775
Pension, postretirement and other employee benefits	422	629
Tax credit and loss carryforwards	664	270
Other	163	133
Total deferred income tax assets	1,949	1,807
Valuation allowance	(634)	(240)
Deferred income tax assets, net	1,315	1,567
Deferred income tax liabilities:
Intangible assets	(1,943)	(1,851)
Property, equipment and other assets	(522)	(429)
Total deferred income tax liabilities	(2,465)	(2,280)
Deferred income tax liabilities, net	$(1,150)	$(713)

Change in reserve for uncertain tax positions [Table Text Block]
At January 1, 2011	$211
Additions for current year tax positions	11
Additions for prior year tax positions	9
Reductions for prior year tax positions	(18)
Cash settlements	(23)
Statute of limitations lapses	(1)
At December 31, 2011	189
Additions for current year tax positions	12
Additions for prior year tax positions	10
Reductions for prior year tax positions	(32)
Cash settlements	(5)
Statute of limitations lapses	(2)
At December 31, 2012	172
Additions for current year tax positions	11
Additions for prior year tax positions	14
Reductions for prior year tax positions	(40)
Cash settlements	(17)
Statute of limitations lapses	(1)
At December 31, 2013	$139